INCOME (LOSS) PER COMMON SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME (LOSS) PER COMMON SHARE
Preferred shares portions of net income (as a percent)									10.00%
Net income (loss) attributable to Diplomat Pharmacy, Inc.	$ (3,130)	$ 4,541	$ 1,675	$ 1,690	$ (32,642)	$ 3,008	$ 1,599	$ 1,915	$ 4,776	$ (26,120)	$ (2,639)
Net income allocable to preferred shareholders									458
Net income (loss) allocable to common shareholders									$ 4,318	$ (26,120)	$ (2,639)
Weighted average common shares outstanding, basic (in shares)									35,990,122	33,141,500	33,141,500
Weighted average dilutive effect of stock options and restricted stock awards (in shares)									2,545,202
Weighted average common shares outstanding, diluted (in shares)									38,535,325	33,141,500	33,141,500
Net income (loss) per share attributable to common shareholders:
Basic (in dollars per share)	$ (0.06)	$ 0.12	$ 0.04	$ 0.05	$ (0.98)	$ 0.09	$ 0.05	$ 0.06	$ 0.12	$ (0.79)	$ (0.08)
Diluted (in dollars per share)	$ (0.06)	$ 0.11	$ 0.04	$ 0.04	$ (0.98)	$ 0.09	$ 0.05	$ 0.06	$ 0.11	$ (0.79)	$ (0.08)
Anti-dilutive options outstanding (in shares)									695,535	6,657,504	5,555,462